CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Mobile telephony	$ 1,420.7	$ 780.3	$ 712.5
Internet	1,283.8	1,238.1	1,201.4
Television	802.6	799.2	836.1
Wireline telephony	278.3	292.5	318.5
Mobile equipment sales	613.5	322.2	276.4
Wireline equipment sales	70.1	92.2	204.0
Other	185.0	193.7	186.1
Revenues	4,654.0	3,718.2	3,735.0
Employee costs	472.3	397.7	405.9
Purchase of goods and services	1,951.4	1,407.6	1,453.4
Depreciation and amortization	844.0	699.6	717.8
Financial expenses	331.0	244.6	232.1
(Gain) loss on valuation and translation of financial instruments	(0.3)	0.8	0.4
Restructuring, acquisition costs and other	20.4	12.7	11.6
Loss on debt refinancing			40.1
Income before income taxes	1,035.2	955.2	873.7
Income taxes (recovery):
Current	213.1	263.4	235.5
Deferred	24.6	(65.5)	(55.2)
Income taxes	237.7	197.9	180.3
Net income	797.5	757.3	693.4
Net income attributable to
Shareholder	797.4	757.2	693.3
Non-controlling interests	$ 0.1	$ 0.1	$ 0.1